Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2013 Series B convertible preferred stock [Member]	Dec. 31, 2012 Series B convertible preferred stock [Member]	Dec. 31, 2013 Series C convertible preferred stock [Member]	Dec. 31, 2012 Series C convertible preferred stock [Member]
Preferred stock, par value		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized		20,000	0	0	1,489	0	2,252	0	5,082
Preferred stock, shares issued		0	0	0	1,484	0	2,242	0	4,778
Preferred stock, shares outstanding		0	0	0	1,484	0	2,242	0	4,778
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000	250,000	12,936
Common stock, shares issued	19,707	19,323	1,267
Common stock, shares outstanding	19,707	19,323	1,267